SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 24, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 shares	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 24, 2025 ₪ / shares	Dec. 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized					$ 20,000,000
Common Stock, Shares Authorized | shares					200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share | (per share)				₪ 0.1	$ 0.1		$ 0.1
Intrinsic value of options exercisable					$ 81
Unrecognized compensation cost, recognition period		2 years 6 months 14 days
Shares available for future issuance | shares					54,842
Options vested		$ 40,000
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in private placement | shares	5,000,000
Shares issued, price per share | ₪ / shares						₪ 8
Shares issued in consideration for extinguishment of debt	$ 8,590
Number of shares issued in consideration for extinguishment of debt | shares	1,249,995
Proceeds from issuance of private placement	$ 37,691
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options					$ 13,073
Granted | shares		1,496,627	1,937,814